Business Combinations - Schedule of Unaudited Pro Forma Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Unaudited Pro Forma Information [Abstract]
Net revenues	$ 23,946,448	$ 20,707,905	$ 50,945,678	$ 59,435,333
Net loss	(13,283,859)	(14,687,424)	(34,716,447)	(55,058,845)
Net loss attributable to class A common stockholders	$ (14,639,407)	$ (12,239,262)	$ (28,850,269)	$ (48,555,543)
Loss per share attributable to common stockholders – basic (in Dollars per share)	$ (0.5)	$ (1.09)	$ (1.05)	$ (4.9)
Loss per share attributable to common stockholders – diluted (in Dollars per share)	$ (0.5)	$ (1.09)	$ (1.05)	$ (4.9)